                         METLIFE INSURANCE COMPANY USA

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                        PROSPECTUS DATED APRIL 30, 2012
            (INVESTORS CHOICE, CAPITAL STRATEGIST, IMPRINT, STRIVE)

This Supplement revises information contained in the prospectus dated April 30, 2012 for the Investors Choice, Capital Strategist, Imprint and Strive Variable Annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


FEE TABLES AND EXAMPLES

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)


 Mortality and Expense Charge              1.25%
 Administration Charge                     0.15%
                                           ----

 Total Separate Account Annual Expenses*   1.40%

     * Total Separate Account Annual Expenses are currently 1.15% for Strive Contracts.



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                             Minimum  Maximum
                                                                           --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,   0.25%     1.02%
distribution and/or service (12b-1) fees, and other expenses)

FUND FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
FUND                                           FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund       0.71%          --         0.30%

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Contrafund(R) Portfolio                      0.55%          --         0.08%

 Equity-Income Portfolio                     0.45%          --          0.09%




                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
FUND                                        EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund      0.01%       1.02%         0.01%         1.01%

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Contrafund(R) Portfolio                       --        0.63%           --          0.63%

 Equity-Income Portfolio                    0.08%       0.62%           --          0.62%


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
FUND                                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
 Government Money Market Portfolio             0.17%          --         0.08%

 Growth Portfolio                             0.55%          --          0.09%

 Overseas Portfolio                            0.67%          --         0.13%

MET INVESTORS SERIES TRUST -- CLASS A
 MFS(R) Research International Portfolio       0.69%          --         0.07%

 Morgan Stanley Mid Cap Growth                0.65%          --          0.03%
  Portfolio

 PIMCO Total Return Portfolio                  0.48%          --         0.04%

 T. Rowe Price Large Cap Value Portfolio      0.57%          --          0.02%

 METROPOLITAN SERIES FUND -- CLASS A
 Baillie Gifford International Stock          0.79%          --          0.07%
  Portfolio

 BlackRock Ultra-Short Term Bond               0.34%          --         0.03%
  Portfolio

 Jennison Growth Portfolio                    0.60%          --          0.02%

 MetLife Stock Index Portfolio                 0.25%          --         0.02%

 MFS(R) Total Return Portfolio                0.55%          --          0.05%

 Russell 2000(R) Index Portfolio               0.25%          --         0.06%

 T. Rowe Price Small Cap Growth               0.47%          --          0.03%
  Portfolio

 Western Asset Management Strategic            0.59%          --         0.04%
  Bond Opportunities Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
FUND                                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
 Government Money Market Portfolio              --        0.25%           --          0.25%

 Growth Portfolio                              --        0.64%           --          0.64%

 Overseas Portfolio                             --        0.80%           --          0.80%

MET INVESTORS SERIES TRUST -- CLASS A
 MFS(R) Research International Portfolio        --        0.76%         0.06%         0.70%

 Morgan Stanley Mid Cap Growth                 --        0.68%         0.01%         0.67%
  Portfolio

 PIMCO Total Return Portfolio                   --        0.52%         0.04%         0.48%

 T. Rowe Price Large Cap Value Portfolio       --        0.59%           --          0.59%

 METROPOLITAN SERIES FUND -- CLASS A
 Baillie Gifford International Stock           --        0.86%         0.12%         0.74%
  Portfolio

 BlackRock Ultra-Short Term Bond                --        0.37%         0.02%         0.35%
  Portfolio

 Jennison Growth Portfolio                     --        0.62%         0.08%         0.54%

 MetLife Stock Index Portfolio                  --        0.27%         0.01%         0.26%

 MFS(R) Total Return Portfolio                 --        0.60%           --          0.60%

 Russell 2000(R) Index Portfolio              0.01%       0.32%         0.00%         0.32%

 T. Rowe Price Small Cap Growth                --        0.50%           --          0.50%
  Portfolio

 Western Asset Management Strategic             --        0.63%         0.04%         0.59%

  Bond Opportunities Portfolio


The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.



THE FUNDS

The following Funds are available under the Contract. CERTAIN FUNDS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A LIST OF THE FUNDS AVAILABLE WITH YOUR CONTRACT. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Insurance Company USA, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. You can
also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


Your available Funds are:

                    FUND                                  INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund     Seeks long-term growth of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Contrafund(R) Portfolio                    Seeks long-term capital appreciation.
 Equity-Income Portfolio                    Seeks reasonable income. The fund will also
                                            consider the potential for capital
                                            appreciation. The fund's goal is to achieve a
                                            yield which exceeds the composite yield on
                                            the securities comprising the S&P 500(R)
                                            Index.
 Government Money Market Portfolio          Seeks as high a level of current income as is
                                            consistent with preservation of capital and
                                            liquidity.
 Growth Portfolio                           Seeks to achieve capital appreciation.
 Overseas Portfolio                         Seeks long-term growth of capital.
 MET INVESTORS SERIES
 TRUST -- CLASS A

 MFS(R) Research International Portfolio    Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth              Seeks capital appreciation.
 Portfolio
 PIMCO Total Return Portfolio               Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
                                            investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 METROPOLITAN SERIES FUND -- CLASS A

 Baillie Gifford International Stock        Seeks long-term growth of capital.
 Portfolio
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio                                  consistent with preservation of capital.
 Jennison Growth Portfolio                  Seeks long-term growth of capital.
 MetLife Stock Index Portfolio              Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 MFS(R) Total Return Portfolio              Seeks a favorable total return through
                                            investment in a diversified portfolio.
 Russell 2000(R) Index Portfolio            Seeks to track the performance of the Russell
                                            2000(R) Index.
 T. Rowe Price Small Cap Growth Portfolio   Seeks long-term capital growth.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio                    with preservation of capital.



                    FUND                            INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund     Invesco Advisers, Inc.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Contrafund(R) Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 Equity-Income Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 Government Money Market Portfolio          Fidelity Management & Research Company
                                            Subadviser: Fidelity Investments Money
                                            Management, Inc.
 Growth Portfolio                           Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 Overseas Portfolio                         Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 MET INVESTORS SERIES
 TRUST -- CLASS A

 MFS(R) Research International Portfolio    MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Morgan Stanley Mid Cap Growth              MetLife Advisers, LLC
 Portfolio                                  Subadviser: Morgan Stanley Investment
                                            Management Inc.
 PIMCO Total Return Portfolio               MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 T. Rowe Price Large Cap Value Portfolio    MetLife Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND -- CLASS A

 Baillie Gifford International Stock        MetLife Advisers, LLC
 Portfolio                                  Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio                                  Subadviser: BlackRock Advisors, LLC
 Jennison Growth Portfolio                  MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 MetLife Stock Index Portfolio              MetLife Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MFS(R) Total Return Portfolio              MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Russell 2000(R) Index Portfolio            MetLife Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 T. Rowe Price Small Cap Growth Portfolio   MetLife Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    MetLife Advisers, LLC
 Opportunities Portfolio                    Subadviser: Western Asset Management
                                            Company

SUMMARY OF THE CONTRACTS


DEATH BENEFIT


One of the insurance guarantees we provide you under your Contract is that your Beneficiary(ies) will be protected against market downturns. You name your Beneficiary(ies). This guarantee terminates at the Annuity Date. There is no death benefit on or after the Annuity Date; however, depending on the Annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity payments) will be paid to your Beneficiary(ies) (see the "Annuity Benefits" and "Death Benefits" sections of the prospectus for more information).


DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS


THE INSURANCE COMPANY


The issuer of your contract, MetLife Insurance Company USA, is a wholly-owned subsidiary of MetLife, Inc. On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.


DESCRIPTION OF THE CONTRACTS


PURCHASE PAYMENTS


With respect to group Contracts (i.e., Contracts issued to an employer or organization which is the Owner of the Contract), please note that if the employer or organization does not remit Participants' Purchase Payments on a timely basis in accordance with the established schedule for making Purchase Payments, you may not participate in investment experience under the Contract until the Purchase Payment has been received and credited to your Participant's Account in accordance with our established administrative procedures.


OTHER INFORMATION


DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Insurance Company USA will be sent to you without charge.

APPENDIX B

FUNDS AVAILABLE WITH YOUR CONTRACT




For the INVESTORS CHOICE ANNUITY, the following Funds are available:



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Contrafund(R) Portfolio

     Equity-Income Portfolio

     Government Money Market Portfolio

     Growth Portfolio

     Overseas Portfolio



MET INVESTORS SERIES TRUST -- CLASS A

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



METROPOLITAN SERIES FUND -- CLASS A

     Baillie Gifford International Stock Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     Russell 2000(R) Index Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio

--------------------------------------------------------------------------------

For the CAPITAL STRATEGIST ANNUITY, the following Funds are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. International Growth Fund



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Growth Portfolio



MET INVESTORS SERIES TRUST -- CLASS A

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



METROPOLITAN SERIES FUND -- CLASS A

     BlackRock Ultra-Short Term Bond Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio

--------------------------------------------------------------------------------

For the IMPRINT ANNUITY, the following Funds are available:


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Contrafund(R) Portfolio

     Government Money Market Portfolio

     Growth Portfolio

     Overseas Portfolio



MET INVESTORS SERIES TRUST -- CLASS A

     MFS(R) Research International Portfolio

     PIMCO Total Return Portfolio



METROPOLITAN SERIES FUND -- CLASS A

     Jennison Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

--------------------------------------------------------------------------------

For the STRIVE ANNUITY, the following Funds are available:



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Government Money Market Portfolio

     Growth Portfolio

     Overseas Portfolio



MET INVESTORS SERIES TRUST -- CLASS A

     PIMCO Total Return Portfolio



METROPOLITAN SERIES FUND -- CLASS A

     Jennison Growth Portfolio

--------------------------------------------------------------------------------

For Contract Number 135R2V, the following Funds are available:



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Government Money Market Portfolio

     Growth Portfolio

     Overseas Portfolio



MET INVESTORS SERIES TRUST -- CLASS A

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



METROPOLITAN SERIES FUND -- CLASS A

     MetLife Stock Index Portfolio

--------------------------------------------------------------------------------

For Contract Number 135R1C, the following Funds are available:



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Government Money Market Portfolio

MET INVESTORS SERIES TRUST -- CLASS A

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio

--------------------------------------------------------------------------------

For Contract Number 135R1V, the following Funds are available:



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Government Money Market Portfolio



MET INVESTORS SERIES TRUST -- CLASS A

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio


                                       6